Significant Agreements	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure

18.	Significant Agreements
R-Pharm Collaboration Arrangement
In August 2013, the Company entered into a development, license, and supply agreement (the “original agreement”) with R-Pharm, granting it exclusive rights to develop and commercialize SCY-078, the Company's lead antifungal compound, in the field of human health in Russia and certain smaller non-core markets. The Company received an upfront payment of $1,500, which composes the substantial majority of its deferred revenue balance as of December 31, 2013, and is entitled to receive payments on contingent events, including 1) a development milestone payment of $3,000 upon the first registration of SCY-078 in any country covered by the agreement; 2) sales-based payments of up to $15,000 upon R-Pharm’s achievement of specified targets for cumulative net sales of SCY-078; and 3) percentage royalties of up to the mid-teens on SCY-078 net sales.
The Company deferred the upfront payment received and is recognizing it over the estimated relationship period of 70 months, which includes the product development period and an additional period during which the Company is required to participate in a product development committee. The development milestone payment is considered substantive and will be recognized when R-Pharm achieves certain specified milestones.
The sales-based payments will not be recognized until the Company 1) receives the payments, and 2) has no continuing performance obligations. If the Company has any continuing performance obligations when the sales-based payments are received, those payments will be deferred and recognized over the remaining period of continuing performance obligations. Royalties will be recognized when payment is received.
The original agreement also included terms whereby R-Pharm would reimburse the Company for certain research and development costs associated with Phase 2 and Phase 3 clinical trials of oral SCY-078 and the development of an IV formulation of SCY-078. However, these cost reimbursement terms required that the clinical trials and the IV formulation development follow a global development plan that was agreed upon by both parties in August 2013. Subsequent to August 2013, modifications were made to the global development plan that caused the clinical trial cost reimbursement terms in the original agreement to no longer be enforceable. As a result, the Company concluded that persuasive evidence of a cost reimbursement arrangement did not exist under the original agreement with R-Pharm. Further, the IV formulation development cost reimbursement terms in the original agreement did not specify which IV formulation and development costs were reimbursable by R-Pharm. Because of this lack of specificity, the Company concluded that the reimbursable fees due from R-Pharm were not determinable under the original agreement.
In November 2014, the Company entered into a supplemental arrangement with R-Pharm, whereby R-Pharm was informed of the modified IV formulation development plan and R-Pharm agreed to reimburse the Company for specifically identified IV formulation development and manufacturing costs incurred by the Company. The specifically identified costs were defined as all costs incurred by the Company under a separate arrangement between the Company and a third-party service provider, whereby the third-party service provider is performing certain IV formulation and development services. The Company concluded that the original agreement, when combined with the November 2014 supplemental arrangement, provided persuasive evidence of a cost reimbursement arrangement between the Company and R-Pharm as of December 31, 2014. Therefore, the Company recognized a $226 receivable due from R-Pharm for reimbursable costs incurred by the Company during the year ended December 31, 2014. The presentation and disclosure associated with this cost reimbursement receivable is in accordance with the Company's research and development expenses accounting policy described in Note 2.
The agreement with R-Pharm relates to the Company's continuing operations and was not associated with the sale of the Services Business in July 2015 (Note 20).
Elanco Licensing Agreement
The Company entered into a licensing agreement with Elanco Animal Health (Elanco) in December 2013. The agreement includes an upfront payment of $500 and multi-year contract research and development services with fees of $2,750 annually for the first two years and $3,000 annually for the second two years, and entitles the Company to 1) development milestone payments of up to $1,500 for each compound Elanco and the Company decide to develop; 2) a one-time payment of up to $2,000 for the first regulatory approval of any product in the U.S.; 3) a one-time payment of $4,000 for the first commercial sale of a product in the U.S. and a one-time payment of $1,500 for the first commercial sale of a product in the European Union; 4) one-time payments of up to $15,000 for reaching specified annual sales of a product; and 5) mid-single-digit percentage royalties on net annual sales. The Company has deferred the upfront payment, which it received in January 2014, and is recognizing the revenue over the research and development period of four years.
The Elanco Licensing Agreement is directly related to the Services Business and was assigned to Accuratus in conjunction with the sale of the Services Business in July 2015 (Note 20). Revenue from the agreement is included in discontinued operations in the accompanying statements of operations.
Waterstone Licensing Agreement
On October 29, 2014, the Company entered into a license agreement with Waterstone Pharmaceutical (HK Limited), or Waterstone, under which the Company granted Waterstone an exclusive, worldwide license to develop and commercialize SCY-635 for the treatment of viral diseases in humans. In addition, under the same agreement, the Company granted Waterstone an option for an exclusive, worldwide license to develop and commercialize two additional compounds of the Company, SCY-575 and SCY-116, for the treatment of viral diseases in humans. The option is exercisable for a period of 18 months from the date of the agreement. In addition, the Company agreed that during the term of the agreement, it would not develop or commercialize, or grant any right or license to any third party to develop or commercialize, in Asia (excluding Japan), any cyclophilin inhibitor for treatment of viral diseases in humans.
The agreement expires upon Waterstone’s last royalty payment, which is the later of ten years from the last registration of the product, or the last to expire of the patents. Either party may terminate the agreement if the other party breaches and fails to remedy the breach after receiving notice from the nonbreaching party. Specifically, the Company has the ability to terminate the agreement if the Company determines that Waterstone failed to make reasonable progress in the development and commercialization of SCY-635 or the optioned compounds. If the Company gives Waterstone notice of failure to make reasonable progress, Waterstone will have the opportunity to correct the deficiencies. If Waterstone fails to do so, the Company has the right to terminate the license.
The Company received a non-refundable upfront license fee payment of $1,000 in November 2014 for SCY-635, and may receive an additional upfront payment of $500 if Waterstone exercises its option for the two additional compounds. The Company is also entitled to receive certain payments on contingent future events, including 1) a development milestone payment of $4,000 upon the first registration of a product, and 2) royalties based on a specified percentage of net sales (which percentage is in the mid-single digits), varying based on whether the product contains SCY-635 or one of the two additional compounds.
The Company analyzed the license agreement and concluded that, as of December 31, 2014, it had no remaining substantive obligations to perform under the arrangement. As a result, the Company recognized revenue of $1,000 from the non-refundable upfront payment in the year ended December 31, 2014. The development milestone payment and the royalties will be recognized as revenue if and when the Company receives the payments.
The Waterstone Licensing Agreement relates to the Company's continuing operations and was not associated with the sale of the Services Business in July 2015 (Note 20).
Merial Research Services Agreement
In December 2014, the Company entered into an agreement with Merial, a related party (Note 14), under which the Company will provide contract research and screening services in the field of animal health that primarily target parasites. Prior to the execution of this agreement, the Company provided contract research and development services for Merial on a fee-for-service basis under a separate agreement that expired on December 31, 2014. The agreement is a non-exclusive arrangement in the animal health field and is on a fee-for-service basis. The Company will not receive any contingent payments based on the progression to development and commercialization of any compounds arising from this agreement. Any intellectual property created in connection the Company's performance of the services shall be the sole property of Merial. The term of the agreement is two years, beginning January 1, 2015 and ending on December 31, 2016, and the total service fee due from Merial over the term of the agreement is $7,900, payable in equal quarterly installments. The agreement also provides for an option to extend the term for one additional year.
Either party may terminate the agreement in the event of breach of material obligation by the other party if such breach is not remedied after written notice from the non-breaching party. Either party may terminate this agreement if the other party makes an assignment for the benefit of creditors, becomes subject to bankruptcy proceedings, subject to appointment of a receiver, or admits inability to pay its debts. Further, within six months of any change of control the Company, Merial shall either (i) consent to continue the agreement pursuant to its terms, (ii) agree to an assignment of the agreement to a third-party acceptable to Merial, or (iii) the parties shall implement another solution acceptable to Merial, provided, however, if no resolution acceptable to Merial has been implemented within six months of the change of control, Merial may terminate the agreement immediately. If Merial believes in good faith that the Company acted in any way that may subject Merial to liability under anti-corruption laws, Merial shall have the unilateral right to terminate this agreement. At termination or expiration of the agreement for any reason, upon Merial’s request, the Company must transfer all agreement intellectual property to Merial.
The Merial Research Services Agreement is directly related to the Services Business and was assigned to Accuratus in conjunction with the sale of the Services Business in July 2015 (Note 20). Revenue from the agreement is included in discontinued operations in the accompanying statements of operations.